Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
D.	Commitments and Contingencies

From time to time, the Company is involved in various legal proceedings arising in the normal course of business. For some matters, a liability is not
probable, or the amount cannot be reasonably estimated and, therefore, an accrual has not
been made. However, for such matters when it is probable that the Company has incurred a liability and can reasonably estimate the amount, the Company accrues and discloses such estimates. As of

September 30, 2020
 and
December 31, 2019
,
no
accruals have been made related to commitments and contingencies.

H.	Commitments and Contingencies

Legal Matters

From time to time, the Company is involved in various legal proceedings arising in the normal course of business. For some matters, a liability is not
probable, or the amount cannot be reasonably estimated and, therefore, an accrual has not
been made. However, for such matters when it is probable that the Company has incurred a liability and can reasonably estimate the amount, the Company accrues and discloses such estimates. As of
December 31, 2019
and
2018
,
no
accruals have been made related to commitments and contingencies
.

Lease Agreements

We have operating and finance leases for office space, laboratory facilities and various laboratory equipment, furniture and office equipment and leasehold improvements. Our leases have remaining lease terms of
1
year to
6
years, some of which include options to extend the leases for up to
5
years, and some which include options to terminate the leases within
1
year.

Florida

The Company leases office space in Florida, comprised of
two
contiguous office suites, under
non-cancelable operating leases, which
expire in
August 2025
and
February 2026,
as to each space respectively, and include the right to extend the term of the leases for two
successive
five
-year terms upon expiration. In February
2020,
the Company agreed to sublease office space in Florida, comprised of one
of the
two
contiguous suites, under a non-cancelable operating lease, which expires in February
2026.

Iowa

The Company leases office and laboratory facilities in Iowa under a non-cancelable operating lease. The Company’s lease for its Iowa facilities expires in
September 2020
and includes a renewal option that could extend the lease for successive one
-year terms upon expiration.

Virginia

The Company leases office and
laboratory facilities in Virginia under a non-cancelable operating lease.
The Company’s lease for its Virginia facilities expires in
August 2020.

North Carolina

The Company leased office space in North Carolina under a non-cancelable operating lease. The original expiration date of the Company
’s lease was
May 2020
.
During the
second
quarter of
2017
, the Company subleased its office space in North Carolina under a non-cancelable operating lease to a third
-party tenant. The sublease term with the
third
-party runs concurrent with the lease term the Company has with the landlord. In October
2019,
the Company terminated the head lease with the landlord and the sublease with the subtenant so that the landlord and subtenant could enter directly into a lease.

Capital Lease

The Company leases various laboratory equipment, furniture and office equipment and leasehold improvements that are accounted for as capital leases and that require ongoing payments, including interest expense. The capital leases are financed through various financial institutions and are collateralized by the underlying assets. As of
December 31, 2019
and
2018
,
the interest rates for assets under remaining capital leases range from
7.19
%
 to
9.57
%.

The components of lease expense were as follows (in thousands):

Year Ended December 31,
Lease Cost	2019
Finance lease cost:
Amortization of right-of-use assets	$123
Interest on lease liabilities	40
Total finance lease cost	163
Operating lease cost	473
Short-term lease cost	232
Variable lease cost	48
Less: sublease income	(84)
Total lease costs	$832

Rent expense for non-cancelable operating leases was
$
0.7
million for the year ended
December 31, 2019
and
2018
.

Supplemental cash flow information related to leases was as follows (in thousands):

Year Ended December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$40
Financing cash flows from finance leases	207
Operating cash flows from operating leases	435
Operating cash flows from short-term leases	232
Operating cash flows from variable lease costs	48

Right-of-use assets obtained in exchange for lease liabilities:
Finance leases	$757
Operating leases	1,852

Supplemental balance sheet information related to leases was as follows (in thousands, except weighted average remaining lease term and weighted average discount rate):

December 31,
2019
Finance Leases
Property and equipment, at cost	$1,013
less: accumulated depreciation and amortization	(398)
Property and equipment, net	$615

Other current liabilities	$236
Other long-term liabilities	168
Total finance lease liabilities	$404

Operating Leases
Operating lease right-of-use assets	$1,537
Total operating lease right-of-use assets	$1,537

Current portion of operating lease liabilities	$284
Operating lease liabilities, less current portion	1,901
Total operating lease liabilities	$2,185

Weighted Average Remaining Lease Term
Finance leases	2 years
Operating leases	6 years

Weighted Average Discount Rate
Finance leases	7.7%
Operating leases	7.5%

Maturities on lease liabilities were as follows (in thousands):

	Finance	Operating
Year Ending December 31,	Leases	Leases
2020	$260	$438
2021	163	449
2022	11	461
2023	-	472
2024	-	484
Thereafter	-	420
Total lease payments	434	2,724
Less: future interest expense	(30)	(539)
Lease liabilities	$404	$2,185